Subsequent Events (Details) - USD ($)		9 Months Ended	12 Months Ended
	Jan. 31, 2023	Sep. 30, 2023	Dec. 31, 2022	May 20, 2022	Dec. 03, 2021
Subsequent Event
Maximum borrowing capacity			$ 0
Truist Credit Facility | Line of Credit
Subsequent Event
Maximum borrowing capacity	$ 1,120,000,000	$ 1,500,000,000	$ 1,500,000,000	$ 975,000,000	$ 975,000,000
Spread on variable rate			1.75%
Truist Credit Facility | Line of Credit | Federal Resere Bank of New York Rate
Subsequent Event
Spread on variable rate		0.50%	0.50%
Truist Credit Facility | Line of Credit | Eurocurrency option
Subsequent Event
Spread on variable rate		1.875%	1.875%
Subsequent Events | Truist Credit Facility | Line of Credit
Subsequent Event
Maximum borrowing capacity	$ 1,120,000,000
Subsequent Events | Truist Credit Facility | Line of Credit | Federal Resere Bank of New York Rate
Subsequent Event
Spread on variable rate	0.50%
Subsequent Events | Truist Credit Facility | Line of Credit | SOFR
Subsequent Event
Spread on variable rate	1.00%
Subsequent Events | Truist Credit Facility | Line of Credit | SOFR | Borrowing base conditions one
Subsequent Event
Spread on variable rate	0.875%
Subsequent Events | Truist Credit Facility | Line of Credit | Eurocurrency option
Subsequent Event
Spread on variable rate	1.875%